UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22350

 NAME OF REGISTRANT:                     Global Opportunities Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


Global Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK                                                                                   Agenda Number:  934647631
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258A107
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  BIT
            ISIN:  US09258A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934647655
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       CYNTHIA L. EGAN                                           Mgmt          For                            For
       CATHERINE A. LYNCH                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD REAL ASSETS INCOME FUND                                                          Agenda Number:  934805245
--------------------------------------------------------------------------------------------------------------------------
        Security:  112830104
    Meeting Type:  Annual
    Meeting Date:  17-May-2018
          Ticker:  RA
            ISIN:  US1128301041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of the Class II Director: Heather                Mgmt          For                            For
       S. Goldman (Independent Director)




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934716385
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  26-Jan-2018
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Paolo M. Cucchi                                           Mgmt          For                            For
       Eileen A. Kamerick                                        Mgmt          For                            For
       Jane Trust                                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MFS MULTIMARKET INCOME TRUST                                                                Agenda Number:  934671492
--------------------------------------------------------------------------------------------------------------------------
        Security:  552737108
    Meeting Type:  Annual
    Meeting Date:  05-Oct-2017
          Ticker:  MMT
            ISIN:  US5527371083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       STEVEN E. BULLER                                          Mgmt          For                            For
       MICHAEL HEGARTY                                           Mgmt          For                            For
       JOHN P. KAVANAUGH                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FUNDS                                                                                Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  670735109
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JLS
            ISIN:  US6707351093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN GLOBAL HIGH INCOME FUND                                                              Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075G103
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JGH
            ISIN:  US67075G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934717767
--------------------------------------------------------------------------------------------------------------------------
        Security:  74433A109
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2018
          Ticker:  GHY
            ISIN:  US74433A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SCOTT E. BENJAMIN                                         Mgmt          For                            For
       LINDA W. BYNOE                                            Mgmt          For                            For
       LAURIE SIMON HODRICK                                      Mgmt          For                            For
       MICHAEL S. HYLAND, CFA                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE FUNDS                                                                 Agenda Number:  934656705
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2017
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ISAIAH HARRIS, JR.                                        Mgmt          For                            For
       DAVID F. LARCKER                                          Mgmt          For                            For
       OLIVIA S. MITCHELL                                        Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Opportunities Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/15/2018